ING SERIES FUND, INC.

ING Global Target Payment Fund

(“Fund”)

Supplement dated January 12, 2012 to the Fund’s Class A, Class C,

Class I, and Class W Prospectus dated February 28, 2011

and the Fund’s Class R Prospectus

dated August 5, 2011 (each a “Prospectus”)

On December 31, 2011, ING Investment Management Co. changed its name to ING Investment Management Co. LLC.

ING Global Target Payment Fund combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity, fixed-income, real estate and alternative securities.

Class A, Class C, Class I, and Class W Prospectus

1.            The second paragraph of the section entitled “Principal Investment Strategies” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The Management Payment Policy is designed to provide 12 level monthly payments throughout each calendar year. The Fund will make a level payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, and $0.047 per share for each of Class I shares and Class W shares for 2012 based on annual payment rates of 6.60% for Class A shares, 5.85% for Class C shares, and 6.85% for each of Class I shares and Class W shares. The Fund’s sub-adviser, ING Investment Management Co. LLC (“Sub-Adviser”) in its discretion, and with assistance from the Fund’s administrator, will determine a new annual payment rate each January from within the total range for all share classes between 4.25% to 7.25% per annum, based on the Fund’s objectives, NAV evolution and fee structure of each class of the Fund’s shares, as well as the Sub-Adviser’s assessment of the market environment and its asset allocation views.

2.            The first paragraph of the section entitled “More Information about the Fund – An Introduction to the Fund’s Managed Payment Policy” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

An Introduction to the Fund’s Managed Payment Policy — The Fund’s Managed Payment Policy is designed to provide investors with regular cash flows from their investment. The policy provides for 12 level monthly payments throughout each calendar year. This payment policy enables investors to target the total dollar amount of the monthly payments they receive from their holdings in the Fund each year, by purchasing the number of shares that will translate into their target monthly payment amount. For the calendar year 2012, the Fund will make a level monthly payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, and $0.047 per share for each of Class I shares and Class W shares. The level monthly payment amount for calendar year 2012 will be the product of: (i) the Annual Payment Rate of 6.60% for Class A shares, 5.85% for Class C shares, and 6.85% for each of Class I shares and Class W shares, divided by 12; and (ii) the average month end value of a reference account holding shares of the Fund (plus shares received with respect to reinvestment of any special distributions of income or capital gains) over the previous three calendar years (“Trailing Average Account Value”). Therefore, investors holding 10,000 shares would generate a monthly payment of $450 from their holdings in Class A shares of the Fund, $410 from their holdings in Class C shares of the Fund, and $470 from their holdings in each of the Class I shares and Class W shares of the Fund during 2012. The required holding to generate a given amount of payment will vary from year to year depending on the monthly level payment per share determined for that year. Each January the Sub-Adviser will determine and announce a new level monthly payment per share for each class for the calendar year based on: (i) an Annual Payment Rate, determined by the sub-adviser within the range of 5.00% to 7.00% per annum for the Fund’s Class A shares, 4.25% to 6.25% per annum for the Fund’s Class C shares, and 5.25% to 7.25% per annum for the each of the Fund’s Class I shares and Class W shares; and (ii) the Trailing Average Account Value for the Fund’s Class A, Class C, Class I, and Class W shares. The level monthly payment amount each year for Class A shares, Class C shares, Class I shares, and Class W shares of the Fund will be the product of: (i) the Annual Payment Rate for that year divided by 12; and (ii) the Trailing Average Account Value for its Class A, Class C, Class I, and Class W shares, calculated as described in the section entitled “Calculation of Level Monthly Payments Per Share,” later in this Prospectus.

3.            The second paragraph of the section entitled “Dividends, Distributions, and Taxes – Dividends and Distributions” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

For the calendar year 2012, the Fund will make a level monthly payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, and $0.047 per share for each of Class I shares and Class W shares. The level monthly payment amount for calendar year 2012 will be the product of: (i) the Annual Payment Rate of 6.60% for Class A shares, 5.85% for Class C shares, and 6.85% for each of Class I shares and Class W shares, divided by 12; and (ii) the Trailing Average Account Value. Therefore, investors holding 10,000 shares would generate a monthly payment of $450 from holdings in Class A shares, $410 from holdings in Class C shares, and $470 from holdings in each of Class I shares and Class W shares from the Fund during 2012.

Class R Prospectus

4.            The second paragraph of the section entitled “Principal Investment Strategies” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The Managed Payment Policy is designed to provide 12 level monthly payments throughout each calendar year. The Fund will make a level payment of $0.043 per share for Class R shares for 2012 based on annual payment rates of 6.35% for Class R shares. The Fund’s sub-adviser, ING Investment Management Co. LLC (“Sub-Adviser”), in its discretion, and with assistance from the Fund’s administrator, will determine a new annual payment rate each January from within the total range for all share classes between 4.25% to 7.25% per annum, based on the Fund’s objectives, net asset value evolution and fee structure of each class of the Fund’s shares, as well as the Sub-Adviser’s assessment of the market environment and its asset allocation views.

5.            The first paragraph of the section entitled “More Information about the Fund – An Introduction to the Fund’s Managed Payment Policy” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

An Introduction to the Fund’s Managed Payment Policy — The Fund’s Managed Payment Policy is designed to provide investors with regular cash flows from their investment. The policy provides for 12 level monthly payments throughout each calendar year. This payment policy enables investors to target the total dollar amount of the monthly payments they receive from their holdings in the Fund each year, by purchasing the number of shares that will translate into their target monthly payment amount. For the calendar year 2012, the Fund will make a level monthly payment of $0.043 per share for Class R shares. The level monthly payment amount for calendar year 2012 will be the product of: (i) the Annual Payment Rate of 6.35% for Class R shares, divided by 12; and (ii) the average month end value of a reference account holding shares of the Fund (plus shares received with respect to reinvestment of any special distributions of income or capital gains) over the previous three calendar years (or if shorter, since inception) (“Trailing Average Account Value”). Therefore, investors holding 10,000 shares would generate a monthly payment of $430 from holdings in Class R shares of the Fund during 2012. The required holding to generate a given amount of payment will vary from year to year depending on the monthly level payment per share determined for that year. Each January the sub-adviser will determine and announce a new level monthly payment per share for each class for the calendar year based on: (i) an Annual Payment Rate, determined by the sub-adviser within the range of 4.75% to 6.75% per annum for the Fund’s Class R shares; and (ii) the Trailing Average Account Value for the Fund’s Class R shares. The level monthly payment amount each year for Class R shares of the Fund will be the product of: (i) the Annual Payment Rate for that year, divided by 12; and (ii) the Trailing Average Account Value for its Class R shares, calculated as described in the section entitled “Calculation of Level Monthly Payments Per Share,” later in this Prospectus.

6.            The second paragraph of the section entitled “Dividends, Distributions, and Taxes – Dividends and Distributions” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

For the calendar year 2012, the Fund will make a level monthly payment of $0.043 per share for Class R shares. The level monthly payment amount for calendar year 2012 will be the product of: (i) the Annual Payment Rate of 6.35% for Class R shares, divided by 12; and (ii) the Trailing Average Account Value. Therefore, investors holding 10,000 shares would generate a monthly payment of $430 from holdings in Class R shares from the Fund during 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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